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MARGARET WILSON margaret.wilson@dechert.com +1 212 698 3527 Direct

January 17, 2019

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	RBC Funds Trust
File Nos. 333-111986; 811-21475
XBRL Filing

Ladies and Gentlemen:

On behalf of RBC Funds Trust (the “Trust”), electronically transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing an XBRL interactive data file.

This filing is being made for the sole purpose of filing an interactive data file relating to revised Item 3 and Item 4 disclosures filed with the Securities and Exchange Commission on January 9, 2019 (SEC Accession No. 0001193125-19-005150) for the Trust in connection with the Prospectus dated January 26, 2018.

No fee is required in connection with this filing. Should you have any questions regarding the foregoing matters, please do not hesitate to contact me at (212) 698-3527.

Very truly yours,

/s/ Margaret Wilson
Margaret Wilson